As filed with the Securities and Exchange Commission on June 27, 2000
                                            1933 Act Registration No. 333-95817
                                            1940 Act Registration No. 811-09749

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                         ---
     Pre-Effective Amendment No. 2
     Post-Effective Amendment No. ___

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                         ---
     Amendment No. 2

                       LIFETIME ACHIEVEMENT FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

                 11605 West Dodge Road, Omaha, Nebraska 68154
                   (Address of Principal Executive Offices)
                 Registrant's Telephone Number: (402) 330-1166

                        ROLAND R. MANARIN, President
                       Lifetime Achievement Fund, Inc.
                            11605 West Dodge Road
                            Omaha, Nebraska 68154
                   (Name and Address of Agent for Service)

                                 Copies To:
                            John D. Ellsworth, Esq.
                           Michael C. Pallesen, Esq.
             Lieben, Whitted, Houghton, Slowiaczek & Cavanagh, P.C.
                              100 Scoular Building
                               2027 Dodge Street
                             Omaha, Nebraska 68102
                           Telephone: (402) 344-4000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement under the Securities Act of 1933.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

     The Registrant incorporates by reference Parts A and B and all Exhibits from the previous filing except the Consent of Independent Accountants submitted herewith.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lifetime Achievement Fund, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Omaha and State of Nebraska on the 27th day of June, 2000.

                        LIFETIME ACHIEVEMENT FUND, INC.



                        By: Roland R. Manarin*
                           ----------------------------
                            Roland R. Manarin, President


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                          Title                       Date
---------                          -----                       ----

Roland R. Manarin*            Director, President              June 27, 2000
---------------------------   and Treasurer (Principal
Roland R. Manarin             Executive Officer)


/s/ Charles H. Richter        Director, Vice President         June 27, 2000
---------------------------   and Secretary
Charles H. Richter


David C. Coker*               Director                         June 27, 2000
---------------------------
David C. Coker


Jerry Vincentini*             Director                         June 27, 2000
---------------------------
Jerry Vincentini


Dr. Bodo W. Treu*             Director                         June 27, 2000
---------------------------
Dr. Bodo W. Treu


* By /s/ Charles H. Richter
---------------------------
Charles H. Richter
Attorney-in-Fact
